Provision for Contingencies - Provision for Contingencies by Nature (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Loss Contingencies [Line Items]
Provision for contingencies	R$ 5,038,720		R$ 1,368,435		R$ 1,129,074
Current	680,542
Non-current	4,358,178		1,368,435
Labor contingencies
Loss Contingencies [Line Items]
Provision for contingencies	1,457,181		697,190		543,026
Tax contingencies
Loss Contingencies [Line Items]
Provision for contingencies	650,083		660,304		576,133
Civil contingencies
Loss Contingencies [Line Items]
Provision for contingencies	R$ 2,931,456	[1]	R$ 10,941	[1]	R$ 9,915

[1]	Includes R$157,809 related to the agreement entered into with Pharol, as described in Note 30.